Share-based payment arrangements (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Reconciliation of Outstanding RSUs
The number of unvested RSUs issued under the 2021 GHL Plan were as follows:

Number of unvested restricted share units
’000
As of January 1, 2025	148,200
Granted	59,715
Vested	(58,010)
Canceled and forfeited	(8,491)
As of June 30, 2025	141,414

Summary of Reconciliation of Outstanding Share Options
The number and weighted-average exercise prices of Share Options under the 2021 Plan were as follows:

	Number of Share Options	Weighted average exercise price per share	Weighted-average remaining contractual life
	’000	$	(in years)
As of January 1, 2025	41,315	2.24	4.70
Granted	6,198	4.59
Exercised (including cashless exercise)	(14,415)	1.93
Canceled and forfeited	(165)	2.30
As of June 30, 2025	32,933	2.81	5.08

	Number of Share Options	Weighted average exercise price per share
Exercisable	’000	$
As of January 1, 2025	39,940	2.25
As of June 30, 2025	26,048	2.40